Document And Entity Information	0 Months Ended
Sep. 23, 2011
Document And Entity Information
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun. 30, 2011
Entity Registrant Name	CDW Corp
Entity Central Index Key	0001402057
Entity Filer Category	Non-accelerated Filer